Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
11.	LEASES
The Group’s operating leases mainly related to office space and buildings. For leases with terms greater than 12 months, the Group records the related assets and lease liabilities at the present value of lease payments over the lease term. Certain leases include rental-free periods and rental escalation clause, which are factored into the Group’s determination of lease payments when appropriate. As of December 31, 2020 and 2021, the Group had no finance leases.
As of December 31, 2020 and 2021, the weighted average remaining lease term was 9.7 years and 8.3 years and the
weighted average discount rate was 6.36% and 6.18% for the Group’s operating leases, respectively.
For the year
s
 ended December 31, 2020 and 2021, operating lease cost recognized in profit or loss was RMB52,890 and RMB65,641 (US$10,301), respectively, which excluded cost of short-term contracts. Short-term lease cost for the year
s
ended December 31, 2020 and 2021 was RMB3,036 and RMB11,317 (US$1,776
), respectively
.
The undiscounted future minimum payments under the Group’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheets were
as below:

	RMB	US$
2022	110,472	17,335
2023	59,238	9,296
2024	50,526	7,929
2025	29,347	4,605
2026 and thereafter	72,078	11,311

Total future lease payments	321,661	50,476
Less: imputed interest	(54,782)	(8,597)

Total lease liability balance	266,879	41,879